Taxation - Summary of Tax Components of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Tax on pension remeasurements	£ 384	£ (263)	£ 416
Exchange differences on translation of foreign operations	(4)	(9)	21
Fair value movements on cash flow hedges - net fair value gains or losses	(37)	57	(131)
Fair value movements on cash flow hedges - recognised in income and expense		(47)	139
Income tax relating to components of other comprehensive income	343	(262)	445
Current tax credit	395	203	122
Deferred tax (expense) credit	£ (52)	£ (465)	£ 323